Intangible assets	12 Months Ended
Dec. 31, 2018
Intangible assets
Intangible assets

17.        Intangible assets

		Other
		intangible
	Goodwill	assets	Total
	USD’000	USD’000	USD’000
Cost
Balance at December 31, 2015	—	391,177	391,177
Business combination	3,933	8,088	12,021
Additions	—	67,936	67,936
Expired and disposal	—	(21,164)	(21,164)
Balance at December 31, 2016	3,933	446,037	449,970
Additions	—	34,461	34,461
Balance at December 31, 2017	3,933	480,498	484,431
Additions	—	8,749	8,749
Deconsolidation of subsidiary due to loss of control	—	(40,509)	(40,509)
Reclassified as held-for-sale	(3,933)	(8,340)	(12,273)
Exchange differences	—	(2,790)	(2,790)
Balance at December 31, 2018	—	437,608	437,608
Accumulated amortization and impairment
Balance at December 31, 2015	—	166,898	166,898
Amortization expense for the year	—	55,080	55,080
Expired and disposal	—	(20,589)	(20,589)
Balance at December 31, 2016	—	201,389	201,389
Amortization expense for the year	—	63,098	63,098
Balance at December 31, 2017	—	264,487	264,487
Amortization expense for the year(1)	—	51,595	51,595
Impairment loss(2)	—	8,228	8,228
Deconsolidation of subsidiary due to loss of control	—	(4,748)	(4,748)
Reclassified as held-for-sale	—	(4,061)	(4,061)
Exchange differences	—	(747)	(747)
Balance at December 31, 2018	—	314,754	314,754
Balance at December 31, 2016	3,933	244,648	248,581
Balance at December 31, 2017	3,933	216,011	219,944
Balance at December 31, 2018	—	122,854	122,854
(1)

Amortization expenses are mainly included in cost of sales (US$31.0 million, 2017: US$36.8 million and 2016: US$37.8 million) and research and development expenses, net (US$18.8 million, 2017: US$20.5 million and 2016: US$17.2 million).

(2)

In 2018, the Group recorded US$8.2 million (2017: nil and 2016: nil) impairment loss of other intangible assets due to the recoverable amount of a batch of intellectual property was estimated to be less than its carrying amount. The whole amount of impairment loss in 2018 was recognized as other operating expense in profit or loss.